Business Combination (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 15, 2023	Mar. 31, 2023	Dec. 31, 2022
Business Combination (Details) [Line Items]
Outstanding percentage		100.00%	78.95%
Business combination description		The Business Combination includes:• Holdings contributing 100% of the issued and outstanding limited liability company interests of Intermediate to OpCo in exchange for 22,500,000 Class C OpCo Units and an equal number of shares of Class C common stock;• The issuance and sale of 3,200,000 shares of Class A common stock for a purchase price of $10.00 per share, for an aggregate purchase price of $32,000,000 in the PIPE Financing pursuant to the Subscription Agreements;• Delivery of $19,031,516 of proceeds from CENAQ’s Trust Account related to non-redeeming Holders of 1,846,120 of Class A common stock; and• Repayment of $3,750,000 of capital contributions made by Holdings since December 2021 and payment of $10,043,793 of transaction expenses including deferred underwriting fees of $1,700,000
Ownership shares	31,858,620
Operating expenses (in Dollars)	$ 91,454
Repayment amount (in Dollars)		$ 3,750,000
Class C Common Stock [Member]
Business Combination (Details) [Line Items]
Outstanding percentage	100.00%
Shares issued	22,500,000	22,500,000	3,500,000
Issuable shares	3,500,000
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Shares issued		15,403,880
Forfeited shares	3,234,375
Issuable shares	2,475,000
Class A Common Stock [Member] | Public Warrants [Member]
Business Combination (Details) [Line Items]
Issuable shares	12,937,479
Class A Common Stock [Member] | Private placement warrants [Member]
Business Combination (Details) [Line Items]
Issuable shares	2,475,000
Busines Combination [Member]
Business Combination (Details) [Line Items]
Proceeds amount (in Dollars)	$ 37,329,178
Consist amount (in Dollars)	32,000,000
Transaction costs (in Dollars)	$ 10,043,793
Underwriters [Member]
Business Combination (Details) [Line Items]
Forfeited shares		189,750
PIPE [Member]
Business Combination (Details) [Line Items]
Shares issued	800,000
Proceeds amount (in Dollars)	$ 19,031,516
PIPE [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Shares issued	800,000
Sponsor [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Shares issued	253,125
Anchor Investors [Member] | Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Shares issued	825,000